Segment Information and Geographic Data (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Significant Segment Business Going Forward
	Three Months Ended March 31,
	2022	2021
Revenue, net
Protein products	$12,000	$13,121
Energy drinks	1,101	—
Total revenue, net	$13,101	$13,121

	For the Years Ended December 31,
	2021	2020
Revenue, net
Protein products	$49,468	$64,440
Energy drinks	574	—
Total revenue, net	$50,042	$64,440

Schedule of Business Revenue and Profits
	Three Months Ended March 31, 2022
	Revenue	Cost of Revenue	Gross Profit
Protein products	$12,000	$10,875	$1,125
Energy drinks	1,101	717	384
Total	$13,101	$11,592	$1,509

	For the Year Ended December 31, 2021
	Revenue	Cost of Revenue	Gross Profit
Protein products	$49,468	$44,354	$5,114
Energy drinks	574	317	257
Total	$50,042	$44,671	$5,371

Schedule of Revenue, Major Geographical Areas

Revenue, classified by the major geographic areas in which our customers are located is as follows:

	Three Months Ended March 31,
	2022	2021
United States	94%	71%
Other Countries	6%	29%
Total revenue	100%	100%

Revenue, classified by the major geographic areas in which our customers are located is as follows:

	For the Years Ended December 31,
	2021	2020
United States	70%	72%
Other Countries	30%	28%
Total revenue	100%	100%

Schedule of Revenue, Net by Geographic Area

	Three Months Ended March 31,
	2022	2021
Revenue, net
Protein products
United States	$11,297	$9,274
International	703	3,847
Total Protein Products	$12,000	$13,121

Energy drinks
United States	1,070	-
International	31	-
Total energy drinks	$1,101	$-
Total revenue, net	$13,101	$13,121

	For the Years Ended December 31,
	2021	2020
Revenue, net
Protein products
United States	$34,702	$46,578
International	14,766	17,862
Total Protein Products	$49,468	$64,440

Energy drinks
United States	107	-
International	467	-
Total energy drinks	$574	$-
Total revenue, net	$50,042	$64,440